Offerings - Offering: 1	Nov. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.05 per share
Amount Registered | shares	12,100,000
Proposed Maximum Offering Price per Unit	44.85
Maximum Aggregate Offering Price	$ 542,685,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 47,213.60
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, in addition to the number of shares shown under Amount Registered, which represents 12,100,000 Ordinary Shares of Amcor plc (the "Registrant") issuable under the Amcor plc 2026 Omnibus Management Share Plan (the "Plan"), this Registration Statement shall also cover any additional Ordinary Shares of the Registrant that become issuable under the Plan in accordance with the adjustment and anti-dilution provisions of the Plan. The Proposed Maximum Offering Price Per Share and the Maximum Aggregate Offering Price are estimated in accordance with Rule 457(c)and Rule 457(h) solely for the purpose of calculating the registration fee based on a per share price of $44.85, the average of the high and low price per share of the Registrant's Ordinary Shares as reported on the New York Stock Exchange on November 6, 2026.